PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Oct. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment as of October 31, 2023 and 2022, consisted of the following:

	October 31,
	2023	2022
	(in millions)
Land	$60	$59
Buildings and leasehold improvements	1,409	1,255
Machinery and equipment	749	674
Software	275	260
Total property, plant and equipment	2,493	2,248
Accumulated depreciation and amortization	(1,223)	(1,148)
Property, plant and equipment, net	$1,270	$1,100